SCHEDULE OF TRANSACTIONS RELATED PARTIES (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 ILS (₪)
IfrsStatementLineItems [Line Items]
Salaries and related benefits for related parties employed by the Company	$ 1,089	₪ 3,474	₪ 6,009	₪ 6,026
Key management personnel of entity or parent [member]
IfrsStatementLineItems [Line Items]
Salaries and related benefits for related parties employed by the Company	905	2,887	2,350	2,142
Compensation for related parties not employed by the Company	$ 160	₪ 509	₪ 574	₪ 610